Fair value measurement - Disclosure of assets and liabilities not measured at fair value on a recurring basis (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	€ 2,510	€ 1,347
Not measured at fair value in statement of financial position | Total Debt, excluding Lease liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	31,096	11,899
Financial liabilities, at fair value	31,356	12,473
Not measured at fair value in statement of financial position | Asset backed financing
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	993	260
Financial liabilities, at fair value	993	260
Not measured at fair value in statement of financial position | Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	18,493	8,070
Financial liabilities, at fair value	18,790	8,627
Not measured at fair value in statement of financial position | Borrowings from banks & Other debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	11,610	3,569
Financial liabilities, at fair value	11,573	3,586
Not measured at fair value in statement of financial position | Receivables from financing activities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3,391	462
Financial assets, at fair value	3,394	462
Not measured at fair value in statement of financial position | Dealer financing
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,247	30
Financial assets, at fair value	1,244	30
Not measured at fair value in statement of financial position | Retail financing
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,438	1
Financial assets, at fair value	1,444	1
Not measured at fair value in statement of financial position | Finance lease
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	5	0
Financial assets, at fair value	5	0
Not measured at fair value in statement of financial position | Other receivables from financing activities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	701	431
Financial assets, at fair value	€ 701	€ 431